Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Flex Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Mid Cap Index Fund
Class Name	Fidelity Flex® Mid Cap Index Fund
Trading Symbol	FLAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 458,809,372
Holdings Count | shares	816
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$458,809,372
Number of Holdings	816
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.5 Financials 16.2 Information Technology 12.5 Consumer Discretionary 10.6 Health Care 9.7 Real Estate 7.9 Materials 5.9 Utilities 5.7 Energy 5.2 Consumer Staples 4.9 Communication Services 3.6 Common Stocks 99.7 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 98.7 Brazil 0.5 Korea (South) 0.3 Canada 0.1 Bermuda 0.1 United Kingdom 0.1 Belgium 0.1 Puerto Rico 0.1 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 0.8 Digital Realty Trust Inc 0.6 Williams Cos Inc/The 0.5 Arthur J Gallagher & Co 0.5 AFLAC Inc 0.5 Hilton Worldwide Holdings Inc 0.5 ONEOK Inc 0.5 Bank of New York Mellon Corp/The 0.5 Simon Property Group Inc 0.5 United Rentals Inc 0.5 5.4
Fidelity Series Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Growth Index Fund
Class Name	Fidelity® Series Large Cap Growth Index Fund
Trading Symbol	FHOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,488,228,107
Holdings Count | shares	399
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,488,228,107
Number of Holdings	399
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.7 Consumer Discretionary 14.1 Communication Services 13.1 Health Care 7.5 Financials 6.6 Industrials 4.6 Consumer Staples 3.5 Materials 0.6 Real Estate 0.6 Energy 0.4 Utilities 0.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 99.7 Brazil 0.2 Korea (South) 0.1 Mexico 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 12.0 NVIDIA Corp 11.3 Microsoft Corp 11.1 Amazon.com Inc 6.4 Meta Platforms Inc Class A 4.5 Alphabet Inc Class A 3.7 Alphabet Inc Class C 3.1 Broadcom Inc 2.8 Tesla Inc 2.6 Eli Lilly & Co 2.5 60.0
Fidelity Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Growth Index Fund
Class Name	Fidelity® Large Cap Growth Index Fund
Trading Symbol	FSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 28,433,616,039
Holdings Count | shares	399
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$28,433,616,039
Number of Holdings	399
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.5 Consumer Discretionary 14.1 Communication Services 13.1 Health Care 7.5 Financials 6.6 Industrials 4.6 Consumer Staples 3.5 Materials 0.6 Real Estate 0.6 Energy 0.4 Utilities 0.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 99.7 Brazil 0.2 Korea (South) 0.1 Mexico 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 12.0 NVIDIA Corp 11.3 Microsoft Corp 11.1 Amazon.com Inc 6.4 Meta Platforms Inc Class A 4.5 Alphabet Inc Class A 3.7 Alphabet Inc Class C 3.0 Broadcom Inc 2.8 Tesla Inc 2.6 Eli Lilly & Co 2.5 59.9
Fidelity Flex Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Small Cap Index Fund
Class Name	Fidelity Flex® Small Cap Index Fund
Trading Symbol	FLXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 423,819,778
Holdings Count | shares	1,982
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$423,819,778
Number of Holdings	1,982
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.6 Health Care 17.2 Industrials 17.0 Information Technology 12.6 Consumer Discretionary 9.7 Real Estate 6.3 Energy 5.1 Materials 4.6 Utilities 2.9 Consumer Staples 2.7 Communication Services 2.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 97.1 Canada 0.6 Thailand 0.3 Puerto Rico 0.3 Argentina 0.3 Norway 0.2 Brazil 0.2 Cameroon 0.1 Monaco 0.1 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FTAI Aviation Ltd 0.6 Vaxcyte Inc 0.6 Sprouts Farmers Market Inc 0.5 Insmed Inc 0.5 Mueller Industries Inc 0.4 Fluor Corp 0.4 Applied Industrial Technologies Inc 0.4 Ensign Group Inc/The 0.4 REVOLUTION Medicines Inc 0.4 Jackson Financial Inc 0.4 4.6
Fidelity Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Value Index Fund
Class Name	Fidelity® Large Cap Value Index Fund
Trading Symbol	FLCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 9,285,824,297
Holdings Count | shares	876
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,285,824,297
Number of Holdings	876
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Health Care 14.9 Industrials 14.7 Information Technology 9.0 Consumer Staples 7.8 Energy 6.8 Consumer Discretionary 6.1 Real Estate 4.8 Utilities 4.8 Materials 4.5 Communication Services 4.3 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Canada 0.1 Bermuda 0.1 United Kingdom 0.0 Belgium 0.0 Brazil 0.0 Puerto Rico 0.0 Japan 0.0 Luxembourg 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 3.4 JPMorgan Chase & Co 2.6 Exxon Mobil Corp 2.2 UnitedHealth Group Inc 2.0 Johnson & Johnson 1.6 Walmart Inc 1.5 Procter & Gamble Co/The 1.3 Bank of America Corp 1.2 Chevron Corp 1.1 Wells Fargo & Co 1.0 17.9
Fidelity Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Index Fund
Class Name	Fidelity® Small Cap Index Fund
Trading Symbol	FSSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 26,857,343,200
Holdings Count | shares	1,983
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$26,857,343,200
Number of Holdings	1,983
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Health Care 17.4 Industrials 17.1 Information Technology 12.7 Consumer Discretionary 9.7 Real Estate 6.3 Energy 5.2 Materials 4.6 Utilities 2.9 Consumer Staples 2.7 Communication Services 2.6 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Canada 0.6 Thailand 0.4 Puerto Rico 0.3 Argentina 0.3 Norway 0.2 Brazil 0.2 Cameroon 0.1 Monaco 0.1 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FTAI Aviation Ltd 0.6 Sprouts Farmers Market Inc 0.6 Vaxcyte Inc 0.6 Insmed Inc 0.5 Mueller Industries Inc 0.4 Fluor Corp 0.4 Applied Industrial Technologies Inc 0.4 Fabrinet 0.4 Ensign Group Inc/The 0.4 REVOLUTION Medicines Inc 0.4 4.7
Fidelity Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Index Fund
Class Name	Fidelity® Mid Cap Index Fund
Trading Symbol	FSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 36,339,516,503
Holdings Count | shares	814
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$36,339,516,503
Number of Holdings	814
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.6 Financials 16.2 Information Technology 12.5 Consumer Discretionary 10.6 Health Care 9.7 Real Estate 7.9 Materials 5.9 Utilities 5.7 Energy 5.2 Consumer Staples 4.9 Communication Services 3.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 98.8 Brazil 0.5 Korea (South) 0.3 Canada 0.1 Bermuda 0.1 United Kingdom 0.1 Belgium 0.1 Puerto Rico 0.0 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 0.8 Digital Realty Trust Inc 0.6 Bank of New York Mellon Corp/The 0.6 Williams Cos Inc/The 0.5 Arthur J Gallagher & Co 0.5 AFLAC Inc 0.5 Hilton Worldwide Holdings Inc 0.5 ONEOK Inc 0.5 Simon Property Group Inc 0.5 United Rentals Inc 0.5 5.5